Derivatives - Counterparty collateral (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash | Collateral deposits on derivative contracts for the benefit of the company
Derivatives
Financial assets pledged as collateral	$ 51.5	$ 50.0
Government securities
Derivatives
Financial assets pledged as collateral	1,919.2	1,015.1
Government securities | Collateral deposits on derivative contracts for the benefit of the company
Derivatives
Financial assets pledged as collateral	1,919.2	1,015.1
Holding company cash and investments | Collateral deposits on derivative contracts for the benefit of the derivative counterparties
Derivatives
Financial assets pledged as collateral	398.6	344.4
Amount of collateral originally required for deposit	378.1	271.6
Amount of collateral deposits attributable to changes in fair value since the most recent reset date	$ 20.5	$ 72.8